Employee Benefit Plans	12 Months Ended
Dec. 31, 2024
Employee Benefit Plans
Employee Benefit Plans

20. Employee Benefit Plans

The Company’s PRC subsidiaries are required by law to contribute a certain percentage of applicable salaries for retirement benefits, medical insurance, unemployment insurance, work-related injury insurance, maternity insurance, and housing provident fund for full time employees. The Company contributed RMB403,621, RMB444,719 and RMB492,151 for the years ended December 31, 2022, 2023 and 2024, respectively, for such benefits and has no legal obligation for the benefits beyond the contribution made. The PRC government is responsible for the medical benefits and ultimate liability to those employees.